1933 Act File No. 2-49591
                                        1940 Act File No.811-2430

                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

  Pre-Effective Amendment No.       ..............

  Post-Effective Amendment No.   73    ...........        X

                                   and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

  Amendment No.       ............................

                        MONEY MARKET MANAGEMENT, INC.
             (Exact Name of Registrant as Specified in Charter)

                          Federated Investors Tower
                     Pittsburgh, Pennsylvania 15222-3779
                  (Address of Principal Executive Offices)

                               (412) 288-1900
                       (Registrant's Telephone Number)
           John W. McGonigle, Esquire, Federated Investors Tower,
                     Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

 X  immediately upon filing pursuant to paragraph (b)
    on                   pursuant to paragraph (b)
       -----------------
    60 days after filing pursuant to paragraph (a)
    on                 pursuant to paragraph (a) of Rule 485.

Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, and:

    filed the Notice required by that Rule on December 22, 1995; or
    intends to file the Notice required by that Rule on or about
              ; or
   -----------
 X during the most recent fiscal year did not sell any securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, and, pursuant to Rule 24f-2(b)(2), need not file the Notice.

                                 Copies to:

  Matthew G. Maloney, Esquire
  Dickstein, Shapiro & Morin, L.L.P.
  2101 L Street, N.W.
  Washington, D.C.  20037



CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933


                                      Proposed
Title of                 Proposed     Maximum
Securities   Amount      Maximum      Aggregate    Amount of
Being        Being       Offering Price            Offering Registration
Registered   Registered  Per Unit     Price*       Fee

Capital      133,057,940  $1.00       $133,057,940 $100.00
 Stock


*Registrant has elected to calculate its filing fee in the manner described in Rule 24e-2 of the Investment Company Act of 1940. The total amount of securities redeemed during the previous fiscal year was 133,057,940. The total amount of redeemed securities used for reductions pursuant to paragraph
(a) of Rule 24e-2 or paragraph (c) of Rule 24f-2 during the current year was -0-. The amount of redeemed securities being used for reduction of the registration fee in this Amendment is 133,057,940.



                            CONTENTS OF AMENDMENT

  This Post-Effective Amendment No. 73 to the Registration Statement of MONEY MARKET MANAGEMENT, INC. is comprised of the following papers and documents:

     1.The facing sheet to register a definite number of shares of beneficial interest, no par value, of MONEY MARKET MANAGEMENT, INC.;

     2.The legal opinion of counsel for the Registrant, as to the legality of shares being offered; and as to the eligibility to become effective pursuant to Paragraph (b) of Rule 485; and
     3.Signature page.


                                 SIGNATURES

  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, MONEY MARKET MANAGEMENT, INC. certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania on the 15th day of February, 1996.

                    MONEY MARKET MANAGEMENT, INC.

          BY:  /s/ Charles H. Field
             Charles H. Field, Assistant Secretary
             Attorney in Fact for John F. Donahue
             February 15, 1996

  Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

   NAME                     TITLE              DATE

By:  /s/ Charles H. Field
   Charles H. Field        Attorney In Fact  February 15, 1996
   Assistant Secretary     For the Persons
                           Listed Below

   NAME                     TITLE

John F. Donahue*           Chairman and Director
                           (Chief Executive Officer)

J. Christopher Donahue*    President and Director

Edward C. Gonzales*        Executive Vice President
                           (Principal Financial and
                           Accounting Officer)

David M. Taylor*           Treasurer

Edward L. Flaherty, Jr.*   Director

Gregor F. Meyer*           Director

Marjorie P. Smuts*         Director

William J. Copeland*       Director

James E. Dowd*             Director

Lawrence D. Ellis, M.D.*   Director

Wesley W. Posvar*          Director

Peter E. Madden*           Director

John T. Conroy, Jr.*       Director

John E. Murray, Jr.*       Director

Thomas G. Bigley*          Director